Equity - Stock-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity
Stock-based compensation expense	$ 15,721	$ 22,110	$ 31,214
Cost of revenues
Equity
Stock-based compensation expense	938	811	666
Research and development expenses
Equity
Stock-based compensation expense	6,079	10,297	12,708
Sales and marketing expenses
Equity
Stock-based compensation expense	1,649	4,891	6,564
General and administrative expenses
Equity
Stock-based compensation expense	$ 7,055	$ 6,111	$ 11,276